As filed with the Securities and Exchange Commission on August 16, 2013

Securities Act File No. 002-72724

Investment Company Act File No. 811-03205

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 40	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 44	☒
(Check appropriate box or boxes)

BIF GOVERNMENT SECURITIES FUND

(Exact Name of Registrant as Specified in Charter)

100 Bellevue Parkway, Wilmington, Delaware 19809

United States of America

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code (800) 441-7762

John M. Perlowski

BIF Government Securities Fund

55 East 52nd Street

New York, New York 10055

United States of America

(Name and Address of Agent for Service)

Copies to:
Laurin Blumenthal Kleiman, Esq.	Benjamin Archibald, Esq.
Sidley Austin LLP	BlackRock Advisors, LLC
787 Seventh Avenue	55 East 52nd Street
New York, New York 10019-6018	New York, New York 10055

It is proposed that this filing will become effective (check appropriate box)

☒	Immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of beneficial interest, par value $.10 per share.

Master Government Securities LLC has also executed this Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to
Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and the State of New York on August 16, 2013.

BIF GOVERNMENT SECURITIES FUND (Registrant)

By	/s/ JOHN M. PERLOWSKI
(John M. Perlowski President and Chief Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/S/ JOHN M. PERLOWSKI	President and Chief Executive Officer	August 16, 2013
John M. Perlowski	(Principal Executive Officer)

/S/ NEAL J. ANDREWS	Chief Financial Officer (Principal	August 16, 2013
Neal J. Andrews	Financial and Accounting Officer)

DAVID O. BEIM*	Trustee
David O. Beim

RONALD W. FORBES*	Trustee
Ronald W. Forbes

DR. MATINA S. HORNER*	Trustee
Dr. Matina S. Horner

RODNEY D. JOHNSON*	Trustee
Rodney D. Johnson

HERBERT I. LONDON*	Trustee
Herbert I. London

IAN A. MACKINNON*	Trustee
Ian A. MacKinnon

CYNTHIA A. MONTGOMERY*	Trustee
Cynthia A. Montgomery

JOSEPH P. PLATT*	Trustee
Joseph P. Platt

ROBERT C. ROBB, JR.*	Trustee
Robert C. Robb, Jr.

TOBY ROSENBLATT*	Trustee
Toby Rosenblatt

KENNETH L. URISH* Kenneth L. Urish	Trustee

FREDERICK W. WINTER* Frederick W. Winter	Trustee

PAUL L. AUDET* Paul L. Audet	Trustee

HENRY GABBAY* Henry Gabbay	Trustee

*By:	/S/ BENJAMIN ARCHIBALD	August 16, 2013
Benjamin Archibald (Attorney-in-Fact)

SIGNATURES

Master Government Securities LLC has duly caused this Registration Statement of BIF Government Securities Fund to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on
August 16, 2013.

MASTER GOVERNMENT SECURITIES LLC

By	/S/ JOHN M. PERLOWSKI
John M. Perlowski President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement of BIF Government Securities Fund has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/S/ JOHN M. PERLOWSKI John M. Perlowski	President and Chief Executive Officer (Principal Executive Officer)	August 16, 2013

/S/ NEAL J. ANDREWS Neal J. Andrews	Chief Financial Officer (Principal Financial and Accounting Officer)	August 16, 2013

DAVID O. BEIM* David O. Beim	Director

RONALD W. FORBES* Ronald W. Forbes	Director

DR. MATINA S. HORNER* Dr. Matina S. Horner	Director

RODNEY D. JOHNSON* Rodney D. Johnson	Director

HERBERT I. LONDON* Herbert I. London	Director

IAN A. MACKINNON* Ian A. MacKinnon	Director

CYNTHIA A. MONTGOMERY* Cynthia A. Montgomery	Director

JOSEPH P. PLATT* Joseph P. Platt	Director

ROBERT C. ROBB, JR.* Robert C. Robb, Jr.	Director

TOBY ROSENBLATT* Toby Rosenblatt	Director

KENNETH L. URISH* Kenneth L. Urish	Director

FREDERICK W. WINTER* Frederick W. Winter	Director

PAUL L. AUDET* Paul L. Audet	Director

HENRY GABBAY* Henry Gabbay	Director

*By:	/S/ BENJAMIN ARCHIBALD	August 16, 2013
Benjamin Archibald (Attorney-In-Fact)

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase